STOCK-BASED COMPENSATION - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life		1 year 6 months
Unrecognized compensation cost		$ 436
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value		$ 0.00
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life		2 years 6 months
Unrecognized compensation cost		$ 5,669
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 0.00
2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance under Equity Incentive Plan		3,989,000